CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock Class A [Member]	Common Stock Class C [Member]	Common Stock Class D [Member]	Securities Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 2				$ 13,378	$ (14,199)	$ (819)
Beginning balance, Shares at Dec. 31, 2020	14,845,067
Common Stock issued for cash					14,542		14,542
Common Stock issued for cash, Shares	1,977,009
Series D Stock Issued			$ 2				2
Series D Stock Issued, Shares			25,725,370
Founder Class A shares relinquished	$ (1)						(1)
Founder class A shares relinquished, Shares	(10,000,000)
Shares issued for services and rent guarantees		$ 1			568		569
Shares issued for services and rent guarantees, Shares	32,500	5,000
Stock based compensation					123,245		123,245
Net Loss						(133,736)	(133,736)
Ending balance, value at Dec. 31, 2021	$ 1	$ 1	$ 2		151,733	(147,935)	3,802
Ending balance, Shares at Dec. 31, 2021	6,854,576	5,000	25,725,370
Common Stock issued for cash					3,413		3,413
Common Stock issued for cash, Shares	307,493
Series D Stock Issued
Series D Stock Issued, Shares			1,350,000
Securities Receivable				(1,361)	1,361
Shares issued for services and rent guarantees					35		35
Shares issued for services and rent guarantees, Shares		5,000
Exercise of Stock Options
Stock based compensation					13,955		13,955
Options exercised to stock
Net Loss						(19,686)	(19,686)
Ending balance, value at Mar. 31, 2022	$ 1	$ 1	$ 2	(1,361)	170,497	(167,621)	1,518
Ending balance, Shares at Mar. 31, 2022	7,162,069	10,000	27,075,370
Beginning balance, value at Dec. 31, 2021	$ 1	$ 1	$ 2		151,733	(147,935)	3,802
Beginning balance, Shares at Dec. 31, 2021	6,854,576	5,000	25,725,370
Common Stock issued for cash					15,302		15,302
Common Stock issued for cash, Shares	2,475,616
Series D Stock Issued			$ 1				1
Series D Stock Issued, Shares			5,400,000
Exchange of Class C to Class A		$ (1)			572		571
Exchange of Class C to Class A, Shares	75,000	(10,000)
Shares issued for services and rent guarantees					89		89
Shares issued for services and rent guarantees, Shares	151,546	5,000
Exercise of Stock Options							260
Stock based compensation					41,608		41,608
Stock based compensation, Shares	170,000
Options exercised to stock					260		260
Option exercised of stock, Shares	37,100
Net Loss						(70,681)	(70,681)
Ending balance, value at Dec. 31, 2022	$ 1		$ 3		209,564	(218,616)	(9,048)
Ending balance, Shares at Dec. 31, 2022	9,763,838		31,125,370
Common Stock issued for cash	$ 1				4,920		4,921
Common Stock issued for cash, Shares	8,297,059
Series D Stock Issued
Series D Stock Issued, Shares			1,350,000
Shares issued for services and rent guarantees					72		72
Shares issued for services and rent guarantees, Shares	85,934
Exercise of Series A Warrants					3,300		3,300
Exercise of Series A Warrants, shares	5,417,100
Exercise of Stock Options					546		546
Exercise of Stock Options, shares	77,973
Conversion of Long Term Debt	$ 1				14,481		14,482
Conversion of long term debt, shares	9,214,494
Stock based compensation					5,963		5,963
Net Loss						(12,309)	(12,309)
Ending balance, value at Mar. 31, 2023	$ 3		$ 3		$ 238,846	$ (230,925)	$ 7,927
Ending balance, Shares at Mar. 31, 2023	32,856,398		32,475,370